As filed with the Securities and Exchange Commission on December 16, 1998


                                                           File Nos. 33-36556
                                                                     811-6154


                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON D.C. 20549

                                   FORM N-1A

                             REGISTRATION STATEMENT
                                     UNDER
                           THE SECURITIES ACT OF 1933
                        POST-EFFECTIVE AMENDMENT NO. 18
                                      AND
                             REGISTRATION STATEMENT
                                     UNDER
                       THE INVESTMENT COMPANY ACT OF 1940
                                AMENDMENT NO. 24

                         CITIFUNDS INTERNATIONAL TRUST*
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

             21 MILK STREET, 5TH FLOOR, BOSTON, MASSACHUSETTS 02109
                    (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)

        REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 617-423-1679

   PHILIP W. COOLIDGE, 21 MILK STREET, 5TH FLOOR, BOSTON, MASSACHUSETTS 02109
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                                    COPY TO:
             ROGER P. JOSEPH, BINGHAM DANA LLP, 150 FEDERAL STREET,
                          BOSTON, MASSACHUSETTS 02110



     It is proposed that this filing will become effective on December 16, 1998 pursuant to paragraph (b) of Rule 485.

     The Premium Portfolios, on behalf of International Equity Portfolio, and Asset Allocation Portfolios, on behalf of International Portfolio, have also executed this Registration Statement.

----------------------------------------------------
*  Formerly, Landmark International Funds.

The Prospectus dated May 1, 1998, as supplemented October 5, 1998, of CitiFunds International Growth Portfolio is incorporated in this Post-Effective Amendment No. 18 by reference to the Prospectus of CitiFunds International Growth Portfolio filed by the Registrant pursuant to Rule 497(e) under the Securities Act of 1933, as amended (File No. 33-36556), with the Securities and Exchange Commission on October 13, 1998.


The Prospectus dated January 7, 1998, as supplemented January 7, 1998, of CitiFunds International Growth & Income Portfolio is incorporated in this Post-Effective Amendment No. 18 by reference to the Prospectus and supplement of CitiFunds International Growth & Income Portfolio filed by the Registrant pursuant to Rule 497(c) under the Securities Act of 1933, as amended (File No. 33-36556), with the Securities and Exchange Commission on February 2, 1998.

The Statement of Additional Information dated May 1, 1998, as supplemented October 5, 1998, of CitiFunds International Growth Portfolio is incorporated in this Post-Effective Amendment No. 18 by reference to the Statement of Additional Information of CitiFunds International Growth Portfolio filed by the Registrant pursuant to Rule 497(e) under the Securities Act of 1933, as amended (File No. 33-36556), with the Securities and Exchange Commission on October 13, 1998.


The Statement of Additional Information dated January 7, 1998 of CitiFunds International Growth & Income Portfolio is incorporated in this Post-Effective Amendment No. 18 by reference to the Statement of Additional Information of CitiFunds International Growth & Income Portfolio filed by the Registrant pursuant to Rule 497(c) under the Securities Act of 1933, as amended (File No. 33-36556), with the Securities and Exchange Commission on February 2, 1998.

                        SUPPLEMENT DATED JANUARY 4, 1999
                                       TO
                        PROSPECTUS DATED MAY 1, 1998 FOR
                   CITIFUNDSSM INTERNATIONAL GROWTH PORTFOLIO


        Beginning on January 4, 1999, CitiFunds International Growth Portfolio will offer two classes of shares: Class A and Class B.

        Shares of the Fund that are outstanding on January 4, 1999 will be classified as Class A shares. No sales charge will be payable as a result of this classification. Investors holding Fund shares on that date will be able to exchange those shares, and any shares acquired through capital appreciation and the reinvestment of dividends and capital gains distributions on those shares, into Class A shares of other CitiFunds and mutual funds managed or advised by Citibank, N.A. without paying a sales charge.

        Investors purchasing shares of the Fund on or after January 4, 1999 may select Class A or Class B shares, with different sales charges and expense levels. Please determine which class of shares best fits your particular situation. See "Classes of Shares" below.

        EXPENSE SUMMARY. The following tables summarize estimated shareholder transaction and annual operating expenses for Class A and Class B shares of the Fund and the underlying Portfolio in which the Fund invests. For more information on costs and expenses, see "Management"- page 15 of the Prospectus and "General Information - Expenses"- page 21 of the Prospectus.*




SHAREHOLDER TRANSACTION EXPENSES                        CLASS A         CLASS B
Maximum sales load imposed on purchases
 (as a percentage of offering price)                     5.00%           none
Maximum sales load imposed on reinvested
 dividends                                               none            none
Maximum deferred sales load (as a percentage
 of original purchase price or redemption proceeds,
 whichever is less)                                      none1           5.00%
Redemption fee                                           none            none
Exchange fee                                             none            none





------------------------

     1 Except for purchases of $500,000 or more. See "Class A Shares" below.

                                                -------------------------------

                                                          CITIFUNDS
                                                        INTERNATIONAL
                                                       GROWTH PORTFOLIO
                                                   CLASS A          CLASS B
             ------------------------------------------------------------------
             ANNUAL FUND OPERATiNG EXPENSES
             (AS A PERCENTAGE OF AVERAGE NET
             ASSETS)
             ------------------------------------------------------------------

             Management Fees                        1.00%           1.00%

             ------------------------------------------------------------------
             12b-1 Fees
             (including service fees) (after fee
             waivers and reimbursements) (1) (2)    0.00%           1.00%
             ------------------------------------------------------------------
             Other Expenses
               Shareholder Servicing Agent Fees     0.25%             --
               Other Operating Expenses
                (after fee waivers and
                 reimbursements) (2)                0.50%           0.50%
             ------------------------------------------------------------------
             Total Fund Operating Expenses
             (after fee waivers and
             reimbursements) (2)                    1.75%           2.50%
             ------------------------------------------------------------------

* These tables are intended to assist investors in understanding the various costs and expenses that a shareholder of the Fund will bear, either directly or indirectly. The tables show the fees paid to various service providers after giving effect to expected voluntary partial fee waivers and reimbursements. There can be no assurance that the fee waivers and reimbursements reflected in the tables will continue at these levels. The information in the tables and in the example below is based on the Fund's expenses for the fiscal year ended December 31, 1997, as revised to reflect current fees.
(1) 12b-1 distribution fees are asset-based sales charges. Long-term shareholders in the Fund could pay more in sales charges than the economic equivalent of the maximum front-end sales charges permitted by the National Association of Securities Dealers, Inc.
(2) Absent fee waivers, 12b-1 Fees, Other Operating Expenses and Total Fund Operating Expenses would be 0.15%, 0.50% and 1.90%, respectively, for Class A shares and 1.00%, 0.65% and 2.65%, respectively, for Class B shares. 12b-1 fees for Class A shares assume a 0.05% fee for electronic print or media advertising expenses.

Example: A shareholder would pay the following expenses on a $1,000 investment, assuming a 5% annual return and redemption at the end of each period indicated below:

-------------------------------------------------------------------------------
                                   ONE        THREE       FIVE          TEN
                                  YEAR        YEARS       YEARS        YEARS
-------------------------------------------------------------------------------
CITIFUNDS INTERNATIONAL
GROWTH PoRTFOLIO
Class A                            $67         $102       $140         $246
Class B
Assuming redemption at
end of period                      $75         $108       $143         $265
Assuming no redemption             $25          $78       $133         $225

-------------------------------------------------------------------------------

The Example assumes that all dividends are reinvested. Without waivers and reimbursements, the amounts in the Example would be $68, $107, $148 and $261 for Class A shares, and $77, $112, $151 and $295 for Class B shares, assuming redemption at the end of the period ($27, $82, $141 and $295 assuming no redemption). For Class B shares, where redemption at the end of the period is assumed, amounts in the Example assume deduction of the maximum applicable contingent deferred sales charge, and all ten year amounts in the Example assume conversion to Class A shares approximately eight years after purchase. The assumption of a 5% annual return is required by the Securities and Exchange Commission for all mutual funds, and is not a prediction of the Fund's future performance. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OF THE FUND. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN ThOSE SHOWN.

        CLASSES OF SHARES. Beginning on January 4, 1999, the Fund will offer two classes of shares, Class A and Class B. The main features of the classes are summarized in this paragraph. More detailed information appears below. Please determine which class of shares best fits your particular circumstances. Class A shares have a front-end, or initial, sales charge. This sales charge may be reduced or eliminated in certain circumstances. Class A shares have lower annual expenses than Class B shares. Class B shares have no front-end sales charge, but are subject to a deferred sales charge if you sell within five years of purchase. Class B shares have higher annual expenses than Class A shares. Class B shares automatically convert into Class A shares after eight years. Both classes of shares are sold at net asset value for that class. Net asset value may differ by class because Class B shares have higher expenses.

        When you place purchase orders and make redemption requests, please specify whether you wish to purchase or redeem Class A or Class B shares. If you fail to specify, purchase orders will be deemed to be for Class A shares, and Class A shares will be redeemed first.

        CLASS A SHARES:
        o Class A shares are sold at net asset value plus a front-end, or initial, sales charge. The percentage sales charge goes down as the amount of your investment in Class A shares goes up. See the chart below for the percentage sales charge. After the initial sales charge is deducted from your investment, the balance of your investment is invested in the Fund.

             The sales charge may also be reduced or eliminated in certain circumstances, as described in "Class A Shares - Sales Charge Reductions" below. If you qualify to purchase Class A shares without a sales load, you should purchase Class A shares rather than Class B shares because Class A shares pay lower fees.

-------------------------------------------------------------------------------
                                  SALES CHARGE    SALES CHARGE    BROKER/DEALER
                                   AS A % OF       AS A % OF      COMMISSION AS
AMOUNT OF                           OFFERING          YOUR           A % OF
YOUR INVESTMENT                      PRICE         INVESTMENT    OFFERING PRICE
-------------------------------------------------------------------------------
Less than $25,000                    5.00%           5.26%            4.50%

-------------------------------------------------------------------------------
$25,000 to less than $50,000         4.00%           4.17%            3.60%
-------------------------------------------------------------------------------
$50,000 to less than $100,000        3.50%           3.62%            3.15%
-------------------------------------------------------------------------------
$100,000 to less than $250,000       3.00%           3.09%            2.70%
-------------------------------------------------------------------------------
$250,000 to less than $500,000       2.00%           2.04%            1.80%
-------------------------------------------------------------------------------
$500,000 or more                     none*           none*         up to 1.00%
-------------------------------------------------------------------------------
             *A contingent deferred sales charge may apply in certain instances. See below.
        o Class A shares pay distribution fees of up to 0.10% of the average daily net assets represented by the Class A shares. These fees are currently being waived. This fee waiver is voluntary and may be terminated at any time.

        o Purchases of $500,000 or more are not subject to an initial sales charge, but are subject to a 1% contingent deferred sales charge in the event of certain redemptions within 12 months following purchase. See below.

        o The Distributor will pay commissions to brokers, dealers and other institutions that sell Class A shares of the Fund as shown in the table above. The Distributor retains approximately 10% of the sales charge.

        CLASS A SHARES - SALES CHARGE REDUCTIONS:
        o Reinvestment. The sales charge does not apply to Class A shares acquired through the reinvestment of dividends and capital gains distributions.

        o Eligible Purchasers. Class A shares may be purchased without a sales charge by:
             [] tax exempt organizations under Section 501(c)(3-13) of the Internal Revenue Code
             [] trust accounts for which Citibank, N.A or any subsidiary or affiliate of Citibank acts as trustee and exercises discretionary investment management authority

             [] accounts for which Citibank or any subsidiary or affiliate of Citibank performs investment advisory services or charges fees for acting as custodian
             [] directors or trustees (and their immediate families) of any investment company for which Citibank or any subsidiary or affiliate of Citibank serves as the investment adviser or as a service or shareholder servicing agent
             [] employees of Citibank and its affiliates, CFBDS, Inc. and its affiliates or any Shareholder Servicing Agent and its affiliates (including immediate families of any of the foregoing)
             [] investors participating in a fee-based or promotional arrangement sponsored or advised by Citibank or its affiliates
             [] investors participating in a rewards program that offers Fund shares as an investment option based on an investor's balances in selected Citigroup Inc. products and services
             [] employees of members of the National Association of Securities Dealers, Inc., provided that such sales are made upon the assurance of the purchaser that the purchase is made for investment purposes and that the securities will not be resold except through redemption or repurchase
             [] separate accounts used to fund certain unregistered variable annuity contracts
             [] direct rollovers by plan participants from a 401(k) plan offered to Citigroup employees
             [] shareholder accounts established through a reorganization or similar form of business combination approved by the Fund's Board of Trustees or by the Board of Trustees of any other CitiFund or mutual fund managed or advised by Citibank (all of such funds being referred to herein as CitiFunds) the terms of which entitle those shareholders to purchase shares of the Fund or any other CitiFund at net asset value without a sales charge
             [] employee benefit plans qualified under Section 401 of the Internal Revenue Code, including salary reduction plans qualified under Section 401(k) of the Code, subject to minimum requirements as may be established by CFBDS with respect to the number of employees or amount of purchase; currently, these criteria require that:
                 + the employer establishing the qualified plan have at least 50 eligible employees, or
                 + the amount invested by the qualified plan in the Fund or in any combination of CitiFunds totals a minimum of $500,000
             [] investors purchasing $500,000 or more of Class A shares; however, a contingent deferred sales charge will be imposed on the investments in the event of certain share redemptions within 12 months following the share purchase, at the rate of 1% of the lesser of the value of the shares redeemed (not including reinvested dividends and capital gains distributions) or the total cost of the shares; the contingent deferred sales charge on Class A shares will be waived under the same circumstances as the contingent deferred sales charge on Class B shares will be waived; in determining whether a contingent deferred sales charge on Class A shares is payable, and if so, the amount of the charge:
                 + it is assumed that shares not subject to the contingent deferred sales charge are the first redeemed followed by other shares held for the longest period of time
                 + all investments made during a calendar month will age one month on the last day of the month and each subsequent month
                 + any applicable contingent deferred sales charge will be deferred upon an exchange of Class A shares for Class A shares of another CitiFund and deducted from the redemption proceeds when the exchanged shares are subsequently redeemed (assuming the contingent deferred sales charge is then payable)
                 + the holding period of Class A shares so acquired through an exchange will be aggregated with the period during which the original Class A shares were held
             [] subject to appropriate documentation, investors where the amount invested represents redemption proceeds from a mutual fund (other than a CitiFund), if:
                 + the redeemed shares were subject to an initial sales charge or a deferred sales charge (whether or not actually imposed), and
                 + the redemption has occurred no more than 60 days prior to the purchase of Class A shares of the Fund
             [] an investor who has a business relationship with an investment consultant or other registered representative who joined a broker-dealer which has a sales agreement with CFBDS from another investment firm within six months prior to the date of purchase by the investor, if:
                 + the investor redeems shares of another mutual fund sold through the investment firm that previously employed that investment consultant or other registered representative, and either paid an initial sales charge or was at some time subject to, but did not actually pay, a deferred sales charge or redemption fee with respect to the redemption proceeds,
                 + the redemption is made within 60 days prior to the investment in the Fund, and
                 + the net asset value of the shares of the Fund sold to that investor without a sales charge does not exceed the proceeds of the redemption

        o Reduced Sales Charge Plan. A qualified group may purchase shares as a single purchaser under the reduced sales charge plan. The purchases by the group are lumped together and the sales charge is based on the lump sum. A qualified group must:
             []  have been in existence for more than six months
             []  have a purpose other than acquiring Fund shares at a discount
             [] satisfy uniform criteria that enable CFBDS to realize economies of scale in its costs of distributing shares
             []  have more than ten members
             [] be available to arrange for group meetings between representatives of the Fund and the members
             [] agree to include sales and other materials related to the Fund in its publications and mailings to members at reduced or no cost to the Distributor
             [] seek to arrange for payroll deduction or other bulk transmission of investments to the Fund

        o Right of Accumulation. Eligible investors are permitted to purchase Class A shares of the Fund at the public offering price applicable to the total of:
             []  the dollar amount then being purchased, plus
             [] an amount equal to the then-current net asset value or cost (whichever is higher) of the purchaser's combined holdings in certain CitiFunds

             See the Statement of Additional Information for more information.

        o Letter of Intent. If an investor anticipates purchasing $25,000 or more of Class A shares of the Fund alone or in combination with Class B shares of the Fund or any of the classes of certain other CitiFunds within a 13-month period, by completing a letter of intent the investor may obtain the shares at the same reduced sales charge as though the total quantity were invested in one lump sum, subject to granting a power of attorney to redeem shares if the intended purchases are not completed. See the Statement of Additional Information for more information.

        o Reinstatement Privilege. Shareholders who have redeemed Class A shares may reinstate their Fund account without a sales charge up to the dollar amount redeemed (with a credit for any contingent deferred sales charge paid) by purchasing Class A shares of the Fund within 90 days after the redemption. To take advantage of this reinstatement privilege, shareholders must notify their Shareholder Servicing Agent in writing at the time the privilege is exercised.

        CLASS B SHARES:
        o Class B shares are sold at net asset value without a front-end sales charge, but they are subject to a contingent deferred sales charge.

        o Class B shares pay a combined distribution and service fee of up to 1.00% of the average daily net assets represented by the Class B shares.

        o Class B shares have a contingent deferred sales charge (CDSC). This sales charge goes down the longer you hold your Class B shares. See the chart below for the amount of the sales charge. The sales charge is deducted from your redemption proceeds if you redeem your Class B shares within five years of purchasing them.

             ------------------------------------------------------------------
             REDEMPTION DURING                        CDSC ON SHARES BEING SOLD
             ------------------------------------------------------------------
             1st year since purchase                             5.00%
             ------------------------------------------------------------------
             2nd year since purchase                             4.00%
             ------------------------------------------------------------------
             3rd year since purchase                             3.00%
             ------------------------------------------------------------------
             4th year since purchase                             2.00%
             ------------------------------------------------------------------
             5th year since purchase                             1.00%
             ------------------------------------------------------------------
             6th year (or later) since purchase                  None
             ------------------------------------------------------------------

        o The CDSC is based on the original purchase price or the current market value of the shares being sold, whichever is less.

        o There is no CDSC on Class B shares representing capital appreciation or on Class B shares acquired through reinvestment of dividends or capital gains distributions.

        o    The Fund will assume that a redemption of Class B shares is made:
             []  first, of Class B shares representing capital appreciation
             [] next, of shares representing the reinvestment of dividends and capital gains distributions
             [] finally of other shares held by the investor for the longest period of time

        o The holding period of Class B shares of the Fund acquired through an exchange with another CitiFund will be calculated from the date that the Class B shares were initially acquired in the other CitiFund, and Class B shares being redeemed will be considered to represent, as applicable, capital appreciation or dividend and capital gains distribution reinvestments in the other fund. When determining the amount of the CDSC, the Fund will use the CDSC schedule of any fund from which you have exchanged shares that would result in you paying the highest CDSC.

        o Class B shares automatically convert to Class A shares of the Fund approximately eight years after issuance, together with a pro rata portion of all Class B shares representing dividends and other distributions paid in additional Class B shares. Shares are converted based on the relative net asset values per share of the two classes on the first business day of the month in which the eighth anniversary of the issuance of the Class B shares occurs. Because the net asset value of a Class A share may be higher than that of a Class B share, you may receive fewer Class A shares than the number of Class B shares converted, but the dollar value will be the same.

        o Commissions will be paid to brokers, dealers and other institutions that sell Class B shares in the amount of 4.50% of the purchase price of Class B shares sold by these entities. These commissions are not paid on exchanges from other CitiFunds or on sales of Class B shares to investors exempt from the CDSC.

        CLASS B SHARES - CDSC ELIMINATION:
        o Reinvestment. There is no CDSC on shares representing capital appreciation or on shares acquired through reinvestment of dividends or capital gains distributions.

        o    Waivers. The CDSC will be waived in connection with:
             []  exchanges into certain CitiFunds
             [] a total or partial redemption made within one year of the death of the shareholder; this waiver is available where the deceased shareholder is either the sole shareholder or owns the shares with his or her spouse as a joint tenant with right of survivorship, and applies only to redemption of shares held at the time of death
             [] a lump sum or other distribution in the case of an Individual Retirement Account (IRA), a self-employed individual retirement plan (Keogh Plan) or a custodian account under
                 Section 403(b) of the Internal Revenue Code, in each case following attainment of age 59 1/2
             [] a total or partial redemption resulting from any distribution following retirement in the case of a tax-qualified retirement plan
             [] a redemption resulting from a tax-free return of an excess contribution to an IRA

        EXCHANGES
        o Shares of the Fund may be exchanged for shares of the same class of certain other CitiFunds, or may be acquired through an exchange of shares of the same class of those funds. Class A shares also may be exchanged for shares of certain CitiFunds money market funds that offer only a single class of shares, unless the Class A shares are subject to a contingent deferred sales charge. Class B shares may not be exchanged for shares of CitiFunds money market funds that offer only a single class of shares. No initial sales charge is imposed on shares being acquired through an exchange unless Class A shares are being acquired and the sales charge of the fund being exchanged into is greater than the current sales charge for Class A shares of the Fund (in which case an initial sales charge will be imposed at a rate equal to the difference). Investors whose shares are outstanding on January 4, 1999 will be able to exchange those Class A shares, and any shares acquired through capital appreciation and the reinvestment of dividends and capital gains distributions on those shares, into Class A shares of the other funds without paying any sales charge. No contingent deferred sales charge is imposed on Class B shares when they are exchanged for Class B shares of certain other CitiFunds. This exchange privilege may be changed or terminated at any time with at least 60 days' notice, when notice is required by applicable rules and regulations.

        DISTRIBUTION PLANS. The Fund maintains separate Distribution Plans for Class A and Class B shares, which have been adopted in accordance with Rule 12b-1 under the 1940 Act. Under the Class A Plan, the Fund may pay monthly fees at an annual rate not to exceed 0.10% of the average daily net assets represented by Class A shares of the Fund. Under the Class B Plan, the Fund may pay a combined monthly distribution and service fee at an annual rate not to exceed 1.00% of the average daily net assets represented by Class B shares of the Fund. These fees may be used to make payments to the Distributor for distribution services and to others as compensation for the sale of shares of the applicable class of the Fund, for advertising, marketing or other promotional activity, and for preparation, printing and distribution of prospectuses, statements of additional information and reports for recipients other than regulators and existing shareholders. The Fund also may make payments to the Distributor and others for providing personal service or the maintenance of shareholder accounts. Under the Class A Plan, Class A shares may also pay an additional fee of up to 0.05% of the average daily net assets represented by the Class A shares in anticipation of, or as reimbursement for, expenses incurred in connection with print or electronic media advertising in connection with the sale of Class A shares. The Fund did not pay this fee during its most recent fiscal year, and does not anticipate paying it during the current fiscal year.

        The amounts paid to each recipient may vary based upon certain factors, including, among other things, the levels of sales of Fund shares and/or shareholder services provided. Recipients may receive different compensation for sales of Class A and Class B shares.

        The Distributor provides to the Trustees quarterly a written report of amounts expended pursuant to the Plans and the purposes for which the expenditures were made.

        During the period they are in effect, the Plans and related Distribution Agreements obligate the Fund to pay fees to the Distributor and others as compensation for their services, not as reimbursement for specific expenses incurred. Thus, even if these entities' expenses exceed the fees provided for under the applicable Plan, the Fund will not be obligated to pay more than those fees and, if their expenses are less than the fees paid to them, they will realize a profit. The Fund will pay the fees to the Distributor and others until the applicable Plan or Distribution Agreement is terminated or not renewed. In that event, the Distributor's or other recipient's expenses in excess of fees received or accrued through the termination date will be the Distributor's or other recipient's sole responsibility and not obligations of the Fund.

        CONDENSED FINANCIAL INFORMATION. The information in the following table supplements the financial information contained in "Condensed Financial Information" in the Fund's prospectus. The numbers in the table below are unaudited. For more recent performance information, call 1-800-625-4554.

-------------------------------------------------------------------------------
                                                 CITIFUNDS INTERNATIONAL GROWTH
                                                            PORTFOLIO -
                                                 SIX MONTHS ENDED JUNE 30, 1998
                                                            (UNAUDITED)
-------------------------------------------------------------------------------
Net Asset Value, beginning of period                       $11.42
-------------------------------------------------------------------------------
Income from Operations:
Net investment income                                      0.024
Net realized and unrealized gain (loss) on
investments                                                1.808
-------------------------------------------------------------------------------
     Total from operations                                 1.832
-------------------------------------------------------------------------------
Less Dividends From:
Net investment income                                     (0.009)
Net realized gain on investments                          (0.563)
-------------------------------------------------------------------------------
     Total from distributions                             (0.572)
-------------------------------------------------------------------------------
Net Asset Value, end of period                             $12.68
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------
Net assets, end of period (000's omitted)                 $19,968
-------------------------------------------------------------------------------
Ratio of expenses to average net assets (A)                1.75%*
-------------------------------------------------------------------------------
Ratio of net investment income (loss) to
average net assets                                         0.40%*
-------------------------------------------------------------------------------
Portfolio turnover                                          54%
-------------------------------------------------------------------------------
Total Return                                              16.16%**
-------------------------------------------------------------------------------

      Note: If certain agents of the Fund and its underlying portfolio had not voluntarily agreed to waive all or a portion of their fees for the periods indicated and expenses were not reduced for fees paid indirectly, the net investment income per share and the ratios would have been as follows:

-------------------------------------------------------------------------------
Net investment income (loss)
per share                                                  $0.024
-------------------------------------------------------------------------------
RATIOS:
-------------------------------------------------------------------------------
Expenses to average net assets (A)                         1.80%*
-------------------------------------------------------------------------------
Net investment income (loss) to average net
assets                                                     0.35%*
-------------------------------------------------------------------------------

------------------------
(A) Includes allocated expenses for the period indicated from International Equity Portfolio.

*     Annualized

**    Not annualized

                        SUPPLEMENT DATED JANUARY 4, 1999
                                       TO
           STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 1998 FOR
                   CITIFUNDSSM INTERNATIONAL GROWTH PORTFOLIO


        SALES CHARGES. Shares of the Fund are sold at net asset value, plus, in the case of Class A shares, a front-end, or initial, sales charge that may be reduced on purchases involving substantial amounts and that may be eliminated in certain circumstances. A contingent deferred sales charge is imposed on redemptions of certain Class B shares made within five years of purchase.

        PERFORMANCE. Total rates of return for the Fund may be calculated on investments at various sales charge levels or at net asset value. Any performance data which is based on a reduced sales charge or net asset value would be reduced if the maximum sales charge were taken into account.

        DETERMINATION OF NET ASSET VALUE. Net asset value is calculated separately for each class. Per share net asset value of the classes of the Fund's shares can be expected to differ because the Class B shares bear higher expenses than Class A shares.

        LETTER OF INTENT. If an investor anticipates purchasing $25,000 or more of Class A shares of the Fund alone or in combination with Class B shares of the Fund or any of the classes of other CitiFunds or mutual funds managed or advised by Citibank (all of such funds being referred to herein as CitiFunds) within a 13-month period, the investor may obtain the shares at the same reduced sales charge as though the total quantity were invested in one lump sum by completing a letter of intent on the terms described below. Subject to acceptance by CFBDS, Inc., the Fund's distributor, and the conditions mentioned below, each purchase will be made at a public offering price applicable to a single transaction of the dollar amount specified in the letter of intent.

       o The shareholder's Shareholder Servicing Agent must inform CFBDS that the letter of intent is in effect each time shares are purchased.

       o The shareholder makes no commitment to purchase additional shares, but if his or her purchases within 13 months plus the value of shares credited toward completion of the letter of intent do not total the sum specified, an increased sales charge will apply as described below.

       o A purchase not originally made pursuant to a letter of intent may be included under a subsequent letter of intent executed within 90 days of the purchase if CFBDS is informed in writing of this intent within the 90-day period.

       o The value of shares of the Fund presently held, at cost or maximum offering price (whichever is higher), on the date of the first purchase under the letter of intent, may be included as a credit toward the completion of the letter, but the reduced sales charge applicable to the amount covered by the letter is applied only to new purchases.

       o Instructions for issuance of shares in the name of a person other than the person signing the letter of intent must be accompanied by a written statement from the Shareholder Servicing Agent stating that the shares were paid for by the person signing the letter.

       o Neither income dividends nor capital gains distributions taken in additional shares will apply toward the completion of the letter of intent.

       o The value of any shares redeemed or otherwise disposed of by the purchaser prior to termination or completion of the letter of intent are deducted from the total purchases made under the letter of intent.

        If the investment specified in the letter of intent is not completed (either prior to or by the end of the 13-month period), the Shareholder Servicing Agent will redeem, within 20 days of the expiration of the letter of intent, an appropriate number of the shares in order to realize the difference between the reduced sales charge that would apply if the investment under the letter of intent had been completed and the sales charge that would normally apply to the number of shares actually purchased. By completing and signing the letter of intent, the shareholder irrevocably grants a power of attorney to the or Shareholder Servicing Agent to redeem any or all shares purchased under the letter of intent, with full power of substitution.

        RIGHT OF ACCUMULATION. A shareholder qualifies for cumulative quantity discounts on the purchase of Class A shares when his or her new investment, together with the current offering price value of all holdings of that shareholder in the CitiFunds, reaches a discount level. For example, if a Fund shareholder owns shares valued at $50,000 and purchases an additional $50,000 of Class A shares of the Fund, the sales charge for the additional $50,000 purchase would be at the rate of 3.00% (the rate applicable to single transactions from $100,000 to less than $250,000). A shareholder must provide the Shareholder Servicing Agent with information to verify that the quantity sales charge discount is applicable at the time the investment is made.

        CONVERSION OF CLASS B SHARES. A shareholder's Class B shares will automatically convert to Class A shares in the Fund approximately eight years after the date of issuance, together with a pro rata portion of all Class B shares representing dividends and other distributions paid in additional Class B shares. The conversion will be effected at the relative net asset values per share of the two classes on the first business day of the month in which the eighth anniversary of the issuance of the Class B shares occurs. If a shareholder effects one or more exchanges among Class B shares of the CitiFunds during the eight-year period, the holding periods for the shares so exchanged will be counted toward the eight-year period. Because the per share net asset value of the Class A shares may be higher than that of the Class B shares at the time of conversion, a shareholder may receive fewer Class A shares than the number of Class B shares converted, although the dollar value will be the same.

        SERVICE FEES. The Fund pays fees for distribution and shareholder servicing pursuant to a Distribution Plan adopted with respect to each class of shares of the Fund in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended. The Plan with respect to Class A shares provides that the Fund may pay monthly fees at an annual rate not to exceed 0.10% of the average daily net assets represented by Class A shares of the Fund. The Plan with respect to Class B shares provides that the Fund may pay a combined monthly distribution and service fee of up to 1.00% of the average daily net assets represented by the Class B shares. Under the Class A Plan, Class A shares may also pay an additional fee of up to 0.05% of the average daily net assets represented by the Class A shares in anticipation of, or as reimbursement for, expenses incurred in connection with print or electronic media advertising in connection with the sale of Class A shares. The Fund did not pay this fee during its most recent fiscal year, and does not anticipate paying it during the current fiscal year.

        FINANCIAL STATEMENTS. The financial statements (unaudited) for CitiFunds International Growth Portfolio (Portfolio of Investments at June 30, 1998, Statement of Assets and Liabilities at June 30, 1998, Statement of Operations for the six months ended June 30, 1998, Statement of Changes in Net Assets for the six months ended June 30, 1998 and the year ended December 31, 1997, and Financial Highlights for the six months ended June 30, 1998 and the years ended December 31, 1997, 1996, 1995, 1994 and 1993), which are included in the Semi-Annual Report to Shareholders of CitiFunds International Growth Portfolio, are incorporated herein by reference.

                        SUPPLEMENT DATED JANUARY 4, 1999
                                       TO
                      PROSPECTUS DATED JANUARY 7, 1998 FOR
              CITIFUNDSSM INTERNATIONAL GROWTH & INCOME PORTFOLIO


        Beginning on January 4, 1999, CitiFunds International Growth & Income Portfolio will offer two classes of shares: Class A and Class B.

        Shares of the Fund that are outstanding on January 4, 1999 will be classified as Class A shares. No sales charge will be payable as a result of this classification. Investors holding Fund shares on that date will be able to exchange those shares, and any shares acquired through capital appreciation and the reinvestment of dividends and capital gains distributions on those shares, into Class A shares of other CitiFunds and mutual funds managed or advised by Citibank, N.A. without paying a sales charge.

        Investors purchasing shares of the Fund on or after January 4, 1999 may select Class A or Class B shares, with different sales charges and expense levels. Please determine which class of shares best fits your particular situation. See "Classes of Shares" below.

        EXPENSE SUMMARY. The following tables summarize estimated shareholder transaction and annual operating expenses for Class A and Class B shares of the Fund and its underlying Portfolio. For more information on costs and expenses, see "Management"- page 13 of the Prospectus and "General Information - Expenses"- page 19 of the Prospectus.*

SHAREHOLDER TRANSACTION EXPENSES                            CLASS A           CLASS B

Maximum sales load imposed on purchases
  (as a percentage of offering price)                        5.00%             none

Maximum sales load imposed on reinvested
  dividends                                                  none              none

Maximum deferred sales load (as a percentage
  of original purchase price or redemption proceeds,
  whichever is less)                                         none1             5.00%

Redemption fee                                               none              none

Exchange fee                                                 none              none


------------------------
      1 Except for purchases of $500,000 or more. See "Class A Shares" below.

                                ---------------------------------------------
                                                 CITIFUNDS
                                           INTERNATIONAL GROWTH &
                                              INCOME PORTFOLIO
                                     CLASS A                    CLASS B
-----------------------------------------------------------------------------
ANNUAL FUND OPERATING
EXPENSES (AS A PERCENTAGE OF
AVERAGE NET ASSETS)
-----------------------------------------------------------------------------
Management Fees (1)                     1.05%                  1.05%
-----------------------------------------------------------------------------
12b-1 Fees
(including service fees) (2)            0.25%                  1.00%
-----------------------------------------------------------------------------
Other Expenses
(after fee waivers and
reimbursements)(3)                      0.35%                  0.35%
-----------------------------------------------------------------------------
Total Fund Operating Expenses
(after fee waivers and
reimbursements)(3)                      1.65%                  2.40%
-----------------------------------------------------------------------------

* These tables are intended to assist investors in understanding the various costs and expenses that a shareholder will bear, either directly or indirectly. The tables show the fees paid to various service providers after giving effect to expected voluntary partial fee waivers and reimbursements. There can be no assurance that the fee waivers and reimbursements reflected in the tables will continue at these levels. Because the Fund is newly organized, all amounts in the tables and in the example below are estimated for the current fiscal year and information is given in the example below only for one and three year periods.
(1)     A combined fee for investment advisory and administrative services.
(2) Includes fees for distribution and shareholder servicing. Long-term shareholders in the Fund could pay more in sales charges than the economic equivalent of the maximum front-end sales charges permitted by the National Association of Securities Dealers, Inc.
(3) Absent fee waivers, other expenses and total fund operating expenses would be 0.60% and 1.90%, respectively, for Class A shares, and 0.60% and 2.65%, respectively, for Class B shares.

Example: A shareholder would pay the following expenses on a $1,000 investment, assuming a 5% annual return and redemption at the end of each period indicated below:

               -----------------------------------------------------
                                                  ONE        THREE
                                                 YEAR        YEARS

               -----------------------------------------------------
               CITIFUNDS INTERNATIONAL
               GROWTH & INCOME PORTFOLIO
               Class A                            $66         $99
               Class B
               Assuming redemption at end
               of period                          $74         $105
               Assuming no redemption             $24         $75

               -----------------------------------------------------

The Example assumes that all dividends are reinvested. Without waivers and reimbursements, the amounts in the Example would be $68 and $107 for Class A shares; and $77 and $112 for Class B shares, assuming redemption at the end of the period ($27 and $82 assuming no redemption). For Class B shares, where redemption at the end of the period is assumed, amounts in the Example assume deduction of the maximum applicable contingent deferred sales charge, and all ten year amounts in the Example assume conversion to Class A shares approximately eight years after purchase. The assumption of a 5% annual return is required by the Securities and Exchange Commission for all mutual funds, and is not a prediction of the Fund's future performance. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OF THE FUND. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOwN.

        CLASSES OF SHARES. Beginning on January 4, 1999, the Fund will offer two classes of shares, Class A and Class B. The main features of the classes are summarized in this paragraph. More detailed information appears below. Please determine which class of shares best fits your particular circumstances. Class A shares have a front-end, or initial, sales charge. This sales charge may be reduced or eliminated in certain circumstances. Class A shares have lower annual expenses than Class B shares. Class B shares have no front-end sales charge, but are subject to a deferred sales charge if you sell within five years of purchase. Class B shares have higher annual expenses than Class A shares. Class B shares automatically convert into Class A shares after eight years. Both classes of shares are sold at net asset value for that class. Net asset value may differ by class because Class B shares have higher expenses.

        When you place purchase orders and make redemption requests, please specify whether you wish to purchase or redeem Class A or Class B shares. If you fail to specify, purchase orders will be deemed to be for Class A shares, and Class A shares will be redeemed first.

        CLASS A SHARES:
        o Class A shares are sold at net asset value plus a front-end, or initial, sales charge. The percentage sales charge goes down as the amount of your investment in Class A shares goes up. See the chart below for the percentage sales charge. After the initial sales charge is deducted from your investment, the balance of your investment is invested in the Fund.

             The sales charge may also be reduced or eliminated in certain circumstances, as described in "Class A Shares - Sales Charge Reductions" below. If you qualify to purchase Class A shares without a sales load, you should purchase Class A shares rather than Class B shares because Class A shares pay lower fees.

----------------------------------------------------------------------------------
                                    SALES CHARGE    SALES CHARGE    BROKER/DEALER
                                     AS A % OF       AS A % OF      COMMISSION AS
AMOUNT OF                             OFFERING          YOUR           A % OF
YOUR INVESTMENT                        PRICE         INVESTMENT    OFFERING PRICE
----------------------------------------------------------------------------------
Less than $25,000                      5.00%           5.26%            4.50%
----------------------------------------------------------------------------------
$25,000 to less than $50,000           4.00%           4.17%            3.60%
----------------------------------------------------------------------------------
$50,000 to less than $100,000          3.50%           3.62%            3.15%
----------------------------------------------------------------------------------
$100,000 to less than $250,000         3.00%           3.09%            2.70%
----------------------------------------------------------------------------------
$250,000 to less than $500,000         2.00%           2.04%            1.80%
----------------------------------------------------------------------------------
$500,000 or more                       none*           none*         up to 1.00%
----------------------------------------------------------------------------------

             *A contingent deferred sales charge may apply in certain instances. See below.

        o Class A shares pay service fees of up to 0.25% of the average daily net assets represented by the Class A shares.

        o Purchases of $500,000 or more are not subject to an initial sales charge, but are subject to a 1% contingent deferred sales charge in the event of certain redemptions within 12 months following purchase. See below.

        o The Distributor will pay commissions to brokers, dealers and other institutions that sell Class A shares of the Fund as shown in the table above. The Distributor retains approximately 10% of the sales charge. Entities that sell Class A shares will also receive the service fee payable under the Class A Service Plan at an annual rate equal to 0.25% of the average daily net assets represented by the Class A shares sold by them.

        CLASS A SHARES - SALES CHARGE REDUCTIONS:
        o Reinvestment. The sales charge does not apply to Class A shares acquired through the reinvestment of dividends and capital gains distributions.

        o Eligible Purchasers. Class A shares may be purchased without a sales charge by:
             [] tax exempt organizations under Section 501(c)(3-13) of the Internal Revenue Code
             [] trust accounts for which Citibank, N.A or any subsidiary or affiliate of Citibank acts as trustee and exercises discretionary investment management authority

             [] accounts for which Citibank or any subsidiary or affiliate of Citibank performs investment advisory services or charges fees for acting as custodian
             [] directors or trustees (and their immediate families) of any investment company for which Citibank or any subsidiary or affiliate of Citibank serves as the investment adviser or as a shareholder servicing or service agent
             [] employees of Citibank and its affiliates, CFBDS, Inc. and its affiliates or any Service Agent and its affiliates (including immediate families of any of the foregoing)
             [] investors participating in a fee-based or promotional arrangement sponsored or advised by Citibank or its affiliates
             [] investors participating in a rewards program that offers Fund shares as an investment option based on an investor's balances in selected Citigroup Inc. products and services
             [] employees of members of the National Association of Securities Dealers, Inc., provided that such sales are made upon the assurance of the purchaser that the purchase is made for investment purposes and that the securities will not be resold except through redemption or repurchase
             [] separate accounts used to fund certain unregistered variable annuity contracts
             [] direct rollovers by plan participants from a 401(k) plan offered to Citigroup employees
             [] shareholder accounts established through a reorganization or similar form of business combination approved by the Fund's Board of Trustees or by the Board of Trustees of any other CitiFund or mutual fund managed or advised by Citibank (all of such funds being referred to herein as CitiFunds) the terms of which entitle those shareholders to purchase shares of the Fund or any other CitiFund at net asset value without a sales charge
             [] employee benefit plans qualified under Section 401 of the Internal Revenue Code, including salary reduction plans qualified under Section 401(k) of the Code, subject to minimum requirements as may be established by CFBDS with respect to the number of employees or amount of purchase; currently, these criteria require that:
                 + the employer establishing the qualified plan have at least 50 eligible employees, or
                 + the amount invested by the qualified plan in the Fund or in any combination of CitiFunds totals a minimum of $500,000
             [] investors purchasing $500,000 or more of Class A shares; however, a contingent deferred sales charge will be imposed on the investments in the event of certain share redemptions within 12 months following the share purchase, at the rate of 1% of the lesser of the value of the shares redeemed (not including reinvested dividends and capital gains distributions) or the total cost of the shares; the contingent deferred sales charge on Class A shares will be waived under the same circumstances as the contingent deferred sales charge on Class B shares will be waived; in determining whether a contingent deferred sales charge on Class A shares is payable, and if so, the amount of the charge:
                 + it is assumed that shares not subject to the contingent deferred sales charge are the first redeemed followed by other shares held for the longest period of time
                 + all investments made during a calendar month will age one month on the last day of the month and each subsequent month
                 + any applicable contingent deferred sales charge will be deferred upon an exchange of Class A shares for Class A shares of another CitiFund and deducted from the redemption proceeds when the exchanged shares are subsequently redeemed (assuming the contingent deferred sales charge is then payable)
                 + the holding period of Class A shares so acquired through an exchange will be aggregated with the period during which the original Class A shares were held
             [] subject to appropriate documentation, investors where the amount invested represents redemption proceeds from a mutual fund (other than a CitiFund), if:
                 + the redeemed shares were subject to an initial sales charge or a deferred sales charge (whether or not actually imposed), and
                 + the redemption has occurred no more than 60 days prior to the purchase of Class A shares of the Fund
             [] an investor who has a business relationship with an investment consultant or other registered representative who joined a broker-dealer which has a sales agreement with CFBDS from another investment firm within six months prior to the date of purchase by the investor, if:
                 + the investor redeems shares of another mutual fund sold through the investment firm that previously employed that investment consultant or other registered representative, and either paid an initial sales charge or was at some time subject to, but did not actually pay, a deferred sales charge or redemption fee with respect to the redemption proceeds,
                 + the redemption is made within 60 days prior to the investment in the Fund, and
                 + the net asset value of the shares of the Fund sold to that investor without a sales charge does not exceed the proceeds of the redemption

        o Reduced Sales Charge Plan. A qualified group may purchase shares as a single purchaser under the reduced sales charge plan. The purchases by the group are lumped together and the sales charge is based on the lump sum. A qualified group must:
             []  have been in existence for more than six months
             []  have a purpose other than acquiring Fund shares at a discount
             [] satisfy uniform criteria that enable CFBDS to realize economies of scale in its costs of distributing shares
             []  have more than ten members
             [] be available to arrange for group meetings between representatives of the Fund and the members
             [] agree to include sales and other materials related to the Fund in its publications and mailings to members at reduced or no cost to the Distributor
             [] seek to arrange for payroll deduction or other bulk transmission of investments to the Fund

        o Right of Accumulation. Eligible investors are permitted to purchase Class A shares of the Fund at the public offering price applicable to the total of:
             []  the dollar amount then being purchased, plus
             [] an amount equal to the then-current net asset value or cost (whichever is higher) of the purchaser's combined holdings in certain CitiFunds

             See the Statement of Additional Information for more information.

        o Letter of Intent. If an investor anticipates purchasing $25,000 or more of Class A shares of the Fund alone or in combination with Class B shares of the Fund or any of the classes of certain other CitiFunds within a 13-month period, by completing a letter of intent the investor may obtain the shares at the same reduced sales charge as though the total quantity were invested in one lump sum, subject to granting a power of attorney to redeem shares if the intended purchases are not completed. See the Statement of Additional Information for more information.

        o Reinstatement Privilege. Shareholders who have redeemed Class A shares may reinstate their Fund account without a sales charge up to the dollar amount redeemed (with a credit for any contingent deferred sales charge paid) by purchasing Class A shares of the Fund within 90 days after the redemption. To take advantage of this reinstatement privilege, shareholders must notify the Transfer Agent or, if they are customers of a Service Agent, their Service Agent in writing at the time the privilege is exercised.

        CLASS B SHARES:
        o Class B shares are sold at net asset value without a front-end sales charge, but they are subject to a contingent deferred sales charge.

        o Class B shares pay a combined distribution and service fee of up to 1.00% of the average daily net assets represented by the Class B shares.

        o Class B shares have a contingent deferred sales charge (CDSC). This sales charge goes down the longer you hold your Class B shares. See the chart below for the amount of the sales charge. The sales charge is deducted from your redemption proceeds if you redeem your Class B shares within five years of purchasing them.

---------------------------------------------------------------------------
REDEMPTION DURING                          CDSC ON SHARES BEING SOLD
---------------------------------------------------------------------------
1st year since purchase                              5.00%
---------------------------------------------------------------------------
2nd year since purchase                              4.00%
---------------------------------------------------------------------------
3rd year since purchase                              3.00%
---------------------------------------------------------------------------
4th year since purchase                              2.00%
---------------------------------------------------------------------------
5th year since purchase                              1.00%
---------------------------------------------------------------------------
6th year (or later) since purchase                   None
---------------------------------------------------------------------------

        o The CDSC is based on the original purchase price or the current market value of the shares being sold, whichever is less.

        o There is no CDSC on Class B shares representing capital appreciation or on Class B shares acquired through reinvestment of dividends or capital gains distributions.

        o    The Fund will assume that a redemption of Class B shares is made:
             []  first, of Class B shares representing capital appreciation
             [] next, of shares representing the reinvestment of dividends and capital gains distributions
             [] finally of other shares held by the investor for the longest period of time

        o The holding period of Class B shares of the Fund acquired through an exchange with another CitiFund will be calculated from the date that the Class B shares were initially acquired in the other CitiFund, and Class B shares being redeemed will be considered to represent, as applicable, capital appreciation or dividend and capital gains distribution reinvestments in the other fund. When determining the amount of the CDSC, the Fund will use the CDSC schedule of any fund from which you have exchanged shares that would result in you paying the highest CDSC.

        o Class B shares automatically convert to Class A shares of the Fund approximately eight years after issuance, together with a pro rata portion of all Class B shares representing dividends and other distributions paid in additional Class B shares. Shares are converted based on the relative net asset values per share of the two classes on the first business day of the month in which the eighth anniversary of the issuance of the Class B shares occurs. Because the net asset value of a Class A share may be higher than that of a Class B share, you may receive fewer Class A shares than the number of Class B shares converted, but the dollar value will be the same.

        o Commissions will be paid to brokers, dealers and other institutions that sell Class B shares in the amount of 4.50% of the purchase price of Class B shares sold by these entities. These commissions are not paid on exchanges from other CitiFunds or on sales of Class B shares to investors exempt from the CDSC. Entities that sell Class B shares will also receive a portion of the service fee payable under the Class B Service Plan at an annual rate equal to 0.25% of the average daily net assets represented by the Class B shares sold by them.

        CLASS B SHARES - CDSC ELIMINATION:
        o Reinvestment. There is no CDSC on shares representing capital appreciation or on shares acquired through reinvestment of dividends or capital gains distributions.

        o    Waivers. The CDSC will be waived in connection with:
             []  exchanges into certain CitiFunds
             [] a total or partial redemption made within one year of the death of the shareholder; this waiver is available where the deceased shareholder is either the sole shareholder or owns the shares with his or her spouse as a joint tenant with right of survivorship, and applies only to redemption of shares held at the time of death
             [] a lump sum or other distribution in the case of an Individual Retirement Account (IRA), a self-employed individual retirement plan (Keogh Plan) or a custodian account under
                 Section 403(b) of the Internal Revenue Code, in each case following attainment of age 59 1/2
             [] a total or partial redemption resulting from any distribution following retirement in the case of a tax-qualified retirement plan
             [] a redemption resulting from a tax-free return of an excess contribution to an IRA

        EXCHANGES

        o Shares of the Fund may be exchanged for shares of the same class of certain other CitiFunds, or may be acquired through an exchange of shares of the same class of those funds. Class A shares also may be exchanged for shares of certain CitiFunds money market funds that offer only a single class of shares, unless the Class A shares are subject to a contingent deferred sales charge. Class B shares may not be exchanged for shares of CitiFunds money market funds that offer only a single class of shares. No initial sales charge is imposed on shares being acquired through an exchange unless Class A shares are being acquired and the sales charge for Class A shares of the fund being exchanged into is greater than the current sales charge of the Fund (in which case an initial sales charge will be imposed at a rate equal to the difference). Investors whose shares are outstanding on January 4, 1999 will be able to exchange those Class A shares, and any shares acquired through capital appreciation and the reinvestment of dividends and capital gains distributions on those shares, into Class A shares of the other funds without paying any sales charge. No contingent deferred sales charge is imposed on Class B shares when they are exchanged for Class B shares of certain other CitiFunds. This exchange privilege may be changed or terminated at any time with at least 60 days' notice, when notice is required by applicable rules and regulations.

        SERVICE PLANS. The Fund maintains separate Service Plans, which have been adopted in accordance with Rule 12b-1 under the 1940 Act, for Class A and Class B shares. Under the Class A Plans, the Fund may pay monthly fees at an annual rate not to exceed 0.25% of the average daily net assets represented by Class A shares of the Fund. Under the Class B Plans, the Fund may pay a combined monthly distribution and service fee of up to 1.00% of the average daily net assets represented by the Class B shares. These fees may be used to make payments to the Distributor for distribution services and to Service Agents and others as compensation for the sale of shares of the applicable class of the Fund, for advertising, marketing or other promotional activity, and for preparation, printing and distribution of prospectuses, statements of additional information and reports for recipients other than regulators and existing shareholders. The Fund also may make payments to the Distributor, Service Agents and others for providing personal service or the maintenance of shareholder accounts.

        The amounts paid to each Service Agent and other recipient may vary based upon certain factors, including, among other things, the levels of sales of Fund shares and/or shareholder services provided by the Service Agent. Service Agents and others may receive different compensation for sales of Class A and Class B shares.

        The Distributor provides to the Trustees quarterly a written report of amounts expended pursuant to the Plans and the purposes for which the expenditures were made.

        During the period they are in effect, the Plans and related Distribution Agreements obligate the Fund to pay fees to the Distributor, Service Agents and others as compensation for their services, not as reimbursement for specific expenses incurred. Thus, even if these entities' expenses exceed the fees provided for under the Plans, the Fund will not be obligated to pay more than those fees and, if their expenses are less than the fees paid to them, they will realize a profit. The Fund will pay the fees to the Distributor, Service Agents and others until the Plans or Distribution Agreements are terminated or not renewed. In that event, the Distributor's or Service Agent's expenses in excess of fees received or accrued through the termination date will be the Distributor's or Service Agent's sole responsibility and not obligations of the Fund.

        CONDENSED FINANCIAL INFORMATION. The information in the following table supplements the financial information contained in "Condensed Financial Information" in the Prospectus. The numbers in the table below are unaudited. For more current performance information, call 1-800-625-4554.

     -------------------------------------------------------------------
                                                       CITIFUNDS
                                                  INTERNATIONAL GROWTH
                                                  & INCOME PORTFOLIO -
                                                  FOR PERIOD MARCH 2,
                                                 1998+ TO APRIL 30, 1998
                                                      (UNAUDITED)

     -------------------------------------------------------------------
     Net Asset Value, beginning of period                 $10.00
     -------------------------------------------------------------------
     Income from Operations:
     Net investment income                                0.025
     Net realized and unrealized gain (loss) on
     investments                                          0.615
     -------------------------------------------------------------------
     Total from operations                                0.64
     -------------------------------------------------------------------
     Less Dividends From:
     Net investment income                                  --
     Net realized gain on investments                       --
     -------------------------------------------------------------------
          Total from distributions                          --
     -------------------------------------------------------------------
     Net Asset Value, end of period                       $10.64
     -------------------------------------------------------------------
     -------------------------------------------------------------------
     RATIOS/SUPPLEMENTAL DATA:
     -------------------------------------------------------------------
     Net assets, end of period (000's omitted)           $20,062
     -------------------------------------------------------------------
     Ratio of expenses to average net assets (A)          1.65%*
     -------------------------------------------------------------------
     Ratio of net investment income (loss) to
     average net assets                                   2.10%*
     -------------------------------------------------------------------
     Portfolio turnover                                    19%
     -------------------------------------------------------------------
     Total Return                                        6.40%**
     -------------------------------------------------------------------

     Note: If certain agents of the Fund had not voluntarily agreed to waive all or a portion of their fees for the periods indicated and expenses were not reduced for fees paid indirectly, the net investment income per share and the ratios would have been as follows:

     -------------------------------------------------------------------
     Net investment income (loss)
     per share                                          $0.018
     -------------------------------------------------------------------
     RATIOS:
     -------------------------------------------------------------------
     Expenses to average net assets (A)                   1.90%*
     -------------------------------------------------------------------
     Net investment income (loss) to average
     net assets                                           1.85%*
     -------------------------------------------------------------------


------------------------
(A) Includes allocated expenses for the period indicated from the International Growth & Income Portfolio.
+       Commencement of Operations
*       Annualized
**      Not annualized

                        SUPPLEMENT DATED JANUARY 4, 1999
                                       TO
         STATEMENT OF ADDITIONAL INFORMATION DATED JANUARY 7, 1998 FOR
              CITIFUNDSSM INTERNATIONAL GROWTH & INCOME PORTFOLIO


        SALES CHARGES. Shares of the Fund are sold at net asset value, plus, in the case of Class A shares, a front-end, or initial, sales charge that may be reduced on purchases involving substantial amounts and that may be eliminated in certain circumstances. A contingent deferred sales charge is imposed on redemptions of certain Class B shares made within five years of purchase.

        PERFORMANCE. Total rates of return for the Fund may be calculated on investments at various sales charge levels or at net asset value. Any performance data which is based on a reduced sales charge or net asset value would be reduced if the maximum sales charge were taken into account.

        DETERMINATION OF NET ASSET VALUE. Net asset value is calculated separately for each class. Per share net asset value of the classes of the Fund's shares can be expected to differ because the Class B shares bear higher expenses than Class A shares.

        LETTER OF INTENT. If an investor anticipates purchasing $25,000 or more of Class A shares of the Fund alone or in combination with Class B shares of the Fund or any of the classes of other CitiFunds or mutual fund managed or advised by Citibank (all of such funds being referred to herein as CitiFunds) within a 13-month period, the investor may obtain the shares at the same reduced sales charge as though the total quantity were invested in one lump sum by completing a letter of intent on the terms described below. Subject to acceptance by CFBDS, Inc., the Fund's distributor, and the conditions mentioned below, each purchase will be made at a public offering price applicable to a single transaction of the dollar amount specified in the letter of intent.

        o The shareholder or, if the shareholder is a customer of a Service Agent, his or her Service Agent must inform CFBDS that the letter of intent is in effect each time shares are purchased.

        o The shareholder makes no commitment to purchase additional shares, but if his or her purchases within 13 months plus the value of shares credited toward completion of the letter of intent do not total the sum specified, an increased sales charge will apply as described below.

        o A purchase not originally made pursuant to a letter of intent may be included under a subsequent letter of intent executed within 90 days of the purchase if CFBDS is informed in writing of this intent within the 90-day period.

        o The value of shares of the Fund presently held, at cost or maximum offering price (whichever is higher), on the date of the first purchase under the letter of intent, may be included as a credit toward the completion of the letter, but the reduced sales charge applicable to the amount covered by the letter is applied only to new purchases.

        o Instructions for issuance of shares in the name of a person other than the person signing the letter of intent must be accompanied by a written statement from the Transfer Agent or Service Agent stating that the shares were paid for by the person signing the letter.

        o Neither income dividends nor capital gains distributions taken in additional shares will apply toward the completion of the letter of intent.

        o The value of any shares redeemed or otherwise disposed of by the purchaser prior to termination or completion of the letter of intent are deducted from the total purchases made under the letter of intent.

        If the investment specified in the letter of intent is not completed (either prior to or by the end of the 13-month period), the Transfer Agent will redeem, within 20 days of the expiration of the letter of intent, an appropriate number of the shares in order to realize the difference between the reduced sales charge that would apply if the investment under the letter of intent had been completed and the sales charge that would normally apply to the number of shares actually purchased. By completing and signing the letter of intent, the shareholder irrevocably grants a power of attorney to the Transfer Agent to redeem any or all shares purchased under the letter of intent, with full power of substitution.

        RIGHT OF ACCUMULATION. A shareholder qualifies for cumulative quantity discounts on the purchase of Class A shares when his or her new investment, together with the current offering price value of all holdings of that shareholder in the CitiFunds, reaches a discount level. For example, if a Fund shareholder owns shares valued at $50,000 and purchases an additional $50,000 of Class A shares of the Fund, the sales charge for the additional $50,000 purchase would be at the rate of 3.00% (the rate applicable to single transactions from $100,000 to less than $250,000). A shareholder must provide the Transfer Agent with information to verify that the quantity sales charge discount is applicable at the time the investment is made.

        CONVERSION OF CLASS B SHARES. A shareholder's Class B shares will automatically convert to Class A shares in the Fund approximately eight years after the date of issuance, together with a pro rata portion of all Class B shares representing dividends and other distributions paid in additional Class B shares. The conversion will be effected at the relative net asset values per share of the two classes on the first business day of the month in which the eighth anniversary of the issuance of the Class B shares occurs. If a shareholder effects one or more exchanges among Class B shares of the CitiFunds during the eight-year period, the holding periods for the shares so exchanged will be counted toward the eight-year period. Because the per share net asset value of the Class A shares may be higher than that of the Class B shares at the time of conversion, a shareholder may receive fewer Class A shares than the number of Class B shares converted, although the dollar value will be the same.

        SERVICE FEES. The Fund pays fees for distribution and shareholder servicing pursuant to a Service Plan adopted with respect to each class of shares of the Fund in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended. The Service Plan with respect to Class A shares provides that the Fund may pay monthly fees at an annual rate not to exceed 0.25% of the average daily net assets represented by Class A shares of the Fund. The Service Plan with respect to Class B shares provides that the Fund may pay a combined monthly distribution and service fee of up to 1.00% of the average daily net assets represented by the Class B shares.

        FINANCIAL STATEMENTS. The financial statements (unaudited) for CitiFunds International Growth & Income Portfolio (Portfolio of Investments at April 30, 1998, Statement of Assets and Liabilities at April 30, 1998, Statement of Operations for the period March 2, 1998 (commencement of operations) to April 30, 1998, Statement of Changes in Net Assets for the period March 2, 1998 (commencement of operations) to April 30, 1998, and Financial Highlights for the period March 2, 1998 (commencement of operations) to April 30, 1998), which are included in the Semi-Annual Report to Shareholders of CitiFunds International Growth & Income Portfolio, are incorporated herein by reference.

                                    PART C


Item 24.  Financial Statements and Exhibits.

          (a)    Financial Statements Included in Part A:
                 Condensed Financial Information - Financial Highlights (unaudited) of CitiFunds International
                   Growth Portfolio (for the six months ended June 30, 1998) and CitiFunds Growth & Income
                   Portfolio (for the period from March 2, 1998 (commencement of operations) to April 30, 1998).

                 Financial Statements Included in Part B:
                 CITIFUNDS INTERNATIONAL GROWTH PORTFOLIO
                 Statement of Assets and Liabilities at June 30, 1998*
                 Statement of Operations for the six months ended June 30, 1998*
                 Statement of Changes in Net Assets for the six months ended June 30, 1998 and the year ended
                   December 31, 1997*
                 Financial Highlights for the six months ended June 30, 1998 and for each of the years in the five-
                   year period ended December 31, 1997*

                 INTERNATIONAL EQUITY PORTFOLIO
                 Portfolio of Investments at June 30, 1998*
                 Statement of Assets and Liabilities at June 30, 1998*
                 Statement of Operations for the six months ended June 30, 1998*
                 Statement of Changes in Net Assets for the six months ended June 30, 1998 and the year ended
                   December 31, 1997*
                 Financial Highlights for the six months ended June 30, 1998, for each of the years in the three-
                   year period ended December 31, 1997 and for the period from May 1, 1994 (commencement of operations) to December 31, 1994*

                 CITIFUNDS INTERNATIONAL GROWTH & INCOME PORTFOLIO
                 Statement of Assets and Liabilities at April 30, 1998**
                 Statement of Operations for the period from March 2, 1998 (commencement of operations) to
                   April 30, 1998**
                 Statement of Changes in Net Assets for the period from March 2, 1998 (commencement of operations) to April 30, 1998**
                 Financial Highlights for the period from March 2, 1998 (commencement of operations) to
                   April 30, 1998**

                 INTERNATIONAL PORTFOLIO
                 Portfolio of Investments at April 30, 1998**
                 Statement of Assets and Liabilities at April 30, 1998**
                 Statement of Operations for the period from November 1, 1997 (commencement of operations) to
                   April 30, 1998**
                 Statement of Changes in Net Assets for the period from November 1, 1997 (commencement of operations) to April 30, 1998**
                 Financial Highlights for the period from November 1, 1997 (commencement of operations) to
                   April 30, 1998**

               ------------------
               * Incorporated by reference to the Registrant's Semi-Annual Report to Shareholders of CitiFunds International Growth Portfolio, as filed with the Commission on August 20, 1998 (accession number 0000950156-98-000511).
               ** Incorporated by reference to the Registrant's Semi-Annual
                  Report to Shareholders of CitiFunds International Growth & Income Portfolio, as filed with the Commission on July 8, 1998 (accession number 0000950156-98-000456).

        (b)    Exhibits

           ***  1(a)          Declaration of Trust of the Registrant
    ** and ***  1(b)          Amendments to the Declaration of Trust of the Registrant
           ***  2(a)          Amended and Restated By-Laws of the Registrant
    ** and ***  2(b)          Amendments to the Amended and Restated By-Laws of the Registrant
            **  5             Form of Management Agreement between the Registrant and Citibank, N.A., as manager to CitiFunds International Growth & Income Portfolio
                6(a)          Form of Amended and Restated Distribution Agreement between the Registrant and CFBDS, Inc. ("CFBDS"), as distributor with respect to Class A shares of
                              CitiFunds International Growth Portfolio
                6(b)          Form of Amended and Restated Distribution Agreement between the Registrant and CFBDS, as distributor with respect to Class A shares of CitiFunds
                              International Growth & Income Portfolio
                6(c)          Form of Distribution Agreement between the Registrant and CFBDS, as distributor with respect to Class B shares of CitiFunds International Growth
                              Portfolio
                6(d)          Form of Distribution Agreement between the Registrant and CFBDS, as distributor with respect to Class B shares of CitiFunds International Growth &
                              Income Portfolio
            **  8             Custodian Contract between the Registrant and State Street Bank and Trust
                              Company ("State Street"), as custodian
           ***  9(a)          Amended and Restated Administrative Services Plan of the Registrant with respect to CitiFunds International Growth Portfolio
                9(b)          Form of Amendment to the Amended and Restated Administrative Services
                              Plan of the Registrant with respect to CitiFunds International Growth
                              Portfolio
           ***  9(c)          Administrative Services Agreement between the Registrant and CFBDS, as administrator for CitiFunds International Growth Portfolio
           ***  9(d)          Sub-Administrative Services Agreement between Citibank, N.A. and CFBDS with respect to CitiFunds International Growth Portfolio
           *** 9(e)(i)        Form of Shareholder Servicing Agreement between the Registrant and
                              Citibank, N.A., as shareholder servicing agent for CitiFunds International
                              Growth Portfolio
           *** 9(e)(ii)       Form of Shareholder Servicing Agreement between the Registrant and a federal savings bank, as shareholder servicing agent for CitiFunds
                              International Growth Portfolio
           ***  9(e)(iii)     Form of Shareholder Servicing Agreement between the Registrant and
                              CFBDS, as shareholder servicing agent for CitiFunds International Growth
                              Portfolio
             *  9(e)(iv)      Form of Shareholder Servicing Agreement between the Registrant and a national banking association or subsidiary thereof or state chartered banking association, as shareholder servicing agent for CitiFunds International
                              Growth Portfolio
           ***  9(f)          Transfer Agency and Servicing Agreement between the Registrant and State Street, as transfer agent
            **  9(g)          Fund Accounting Agreement between the Registrant and State Street, as fund accounting agent
                10            Opinion and consent of counsel
                11            Independent Accountants' consent
                15(a)         Form of Amended and Restated Distribution Plan of the Registrant for Class A
                              Shares of CitiFunds International Growth Portfolio


                15(b)         Form of Amended and Restated Service Plan of the Registrant for Class A
                              Shares of CitiFunds International Growth & Income Portfolio
                15(c)         Form of Distribution Plan of the Registrant for Class B Shares of CitiFunds
                              International Growth Portfolio
                15(d)         Form of Service Plan of the Registrant for Class B Shares of CitiFunds
                              International Growth & Income Portfolio
                18            Form of Multiple Class Plan of the Registrant
           ***  25(a)         Powers of Attorney for the Registrant
                25(b)         Powers of Attorney for The Premium Portfolios
                25(c)         Powers of Attorney for Asset Allocation Portfolios

---------------------
* Incorporated herein by reference to Post Effective Amendment No. 13 to the Registrant's Registration Statement on Form N-1A (File No. 33-36556) as filed with the Securities and Exchange Commission on April 29, 1996.
** Incorporated herein by reference to Post-Effective Amendment No. 15 to the Registrant's Registration Statement on Form N-1A (File No. 33-36556) as filed with the Securities and Exchange Commission on October 24, 1997.
*** Incorporated herein by reference to Post-Effective Amendment No. 17 to the Registrant's Registration Statement on Form N-1A (File No. 33-36556) as filed with the Securities and Exchange Commission on April 30, 1998.


Item 25.  Persons Controlled by or under Common Control with Registrant.

     Not applicable.


Item 26.  Number of Holders of Securities.

           Title of Class                        Number of Record Holders

         Shares of Beneficial Interest
        (par value $0.00001 per share)           As of November 20, 1998


     CitiFunds International Growth Portfolio              7
 CitiFunds International Growth & Income Portfolio         7



Item 27.  Indemnification.

     Reference is hereby made to (a) Article V of the Registrant's Declaration of Trust, filed as an Exhibit to Post-Effective Amendment No. 17 to its Registration Statement on Form N-1A; (b) Section 6 of the Distribution Agreements between the Registrant and CFBDS, filed as Exhibits hereto; and (c) the undertaking of the Registrant regarding indemnification set forth in its Registration Statement on Form N-1A.

     The Trustees and officers of the Registrant and the personnel of the Registrant's administrator are insured under an errors and omissions liability insurance policy. The Registrant and its officers are also insured under the fidelity bond required by Rule 17g-1 under the Investment Company Act of 1940.

Item 28.  Business and Other Connections of Investment Adviser.

     Citibank, N.A. ("Citibank") is a commercial bank offering a wide range of banking and investment services to customers across the United States and around the world. Citibank is a wholly-owned subsidiary of Citicorp, which is, in turn, a wholly-owned subsidiary of Citigroup Inc. Citibank also serves as investment adviser to the following registered investment companies (or series thereof): Asset Allocation Portfolios (Large Cap Value Portfolio, Small Cap Value Portfolio, International Portfolio, Foreign Bond Portfolio, Intermediate Income Portfolio and Short-Term Portfolio), The Premium Portfolios (U.S. Fixed Income Portfolio, Growth & Income Portfolio, Balanced Portfolio, Large Cap Growth Portfolio, International Equity Portfolio, Government Income Portfolio and Small Cap Growth Portfolio), Tax Free Reserves Portfolio, U.S. Treasury Reserves Portfolio, Cash Reserves Portfolio, CitiFundsSM Tax Free Income Trust (CitiFundsSM New York Tax Free Income Portfolio, CitiFundsSM National Tax Free Income Portfolio and CitiFundsSM California Tax Free Income Portfolio), CitiFundsSM Multi-State Tax Free Trust (CitiFundsSM California Tax Free Reserves, CitiFundsSM New York Tax Free Reserves and CitiFundsSM Connecticut Tax Free Reserves), CitiFundsSM Institutional Trust (CitiFundsSM Institutional Cash Reserves) and Variable Annuity Portfolios (CitiSelect VIP Folio 200, CitiSelect VIP Folio 300, CitiSelect VIP Folio 400, CitiSelect VIP Folio 500 and CitiFundsSM Small Cap Growth VIP Portfolio). Citibank and its affiliates manage assets in excess of $290 billion worldwide. The principal place of business of Citibank is located at 399 Park Avenue, New York, New York 10043.

     John S. Reed is the Chairman and a Director of Citibank. Victor J. Menezes is the President and a Director of Citibank. William R. Rhodes and H. Onno Ruding are Vice Chairmen and Directors of Citibank. The other Directors of Citibank are Paul J. Collins, Vice Chairman of Citigroup Inc. and Robert I. Lipp, Chairman and Chief Executive Officer of The Travelers Insurance Group Inc. and of Travelers Property Casualty Corp.

     Each of the individuals named above is also a Director of Citigroup Inc. In addition, the following persons have the affiliations indicated:


Paul J. Collins                     Director, Kimberly-Clark Corporation

Robert I. Lipp                      Chairman, Chief Executive Officer and President, Travelers
                                    Property Casualty Co.


John S. Reed                        Director, Monsanto Company
                                    Director, Philip Morris Companies
                                      Incorporated
                                    Stockholder, Tampa Tank & Welding, Inc.


William R. Rhodes                   Director, Private Export Funding
                                      Corporation


H. Onno Ruding                      Supervisory Director, Amsterdamsch Trustees Cantoor B.V.
                                    Director, Pechiney S.A.
                                    Advisory Director, Unilever NV and Unilever PLC
                                    Director, Corning Incorporated



     Hotchkis and Wiley, a division of the Capital Management Group of Merrill Lynch Asset Management, L.P. ("Hotchkis"), a sub-adviser of the Registrant, maintains its principal office at 800 West Sixth Street, Fifth Floor, Los Angeles, California 90017. Harry Hartford and Sarah Ketterer manage international equity accounts and are also responsible for international investment research. Each serves on the Investment Policy Committee at Hotchkis. Prior to joining Hotchkis, Mr. Hartford was with the Investment Bank of Ireland, where he gained 10 years of experience in both international and global equity management. Prior to joining Hotchkis, Ms. Ketterer was an associate with Bankers Trust and an analyst at Dean Witter.

     Hotchkis became a division of the Capital Management Group of Merrill Lynch Asset Management, L.P. upon the completion of the sale by Hotchkis and Wiley, a Delaware Limited Liability Company and the general partner of Hotchkis & Wiley, a California limited partnership, of all of the partnership interests in Hotchkis & Wiley to Merrill Lynch & Co., Inc., a Delaware corporation, in November of 1996.

     Following are the managing personnel of Hotchkis:

Name and Position:         Other Affiliations:

John F. Hotchkis           Trustee, Hotchkis and Wiley Funds
  Portfolio Manager        Board of Governors, The Music Center
  Chairman                 Director, The Music Center Foundation
                           Director, Los Angeles Philharmonic Orchestra
                           Director, Big Brothers of Greater Los Angeles
                           Director, Executive Service Corps of Southern California
                           Director, KCET Director, Teach for America
                           Trustee, The Lawrenceville School Trustee,
                           Robert Louis Stevenson School Director,
                           Fountainhead Water Company, Inc.


Michael L. Quinn           Head of Merrill Lynch Capital Management Group
  Chief Executive Officer


Item 29.  Principal Underwriters.

     (a) CFBDS, the Registrant's Distributor, is also the distributor for CitiFundsSM International Growth & Income Portfolio, CitiFundsSM International Growth Portfolio, CitiFundsSM U.S. Treasury Reserves, CitiFundsSM Cash Reserves, CitiFundsSM Premium U.S. Treasury Reserves, CitiFundsSM Premium Liquid Reserves, CitiFundsSM Institutional U.S. Treasury Reserves, CitiFundsSM Institutional Liquid Reserves, CitiFundsSM Institutional Cash Reserves, CitiFundsSM Tax Free Reserves, CitiFundsSM Institutional Tax Free Reserves, CitiFundsSM California Tax Free Reserves, CitiFundsSM Connecticut Tax Free Reserves, CitiFundsSM New York Tax Free Reserves, CitiFundsSM Intermediate Income Portfolio, CitiFundsSM Short-Term U.S. Government Income Portfolio, CitiFundsSM New York Tax Free Income Portfolio, CitiFundsSM National Tax Free Income Portfolio, CitiFundsSM California Tax Free Income Portfolio, CitiFundsSM Balanced Portfolio, CitiFundsSM Small Cap Value Portfolio, CitiFundsSM Growth & Income Portfolio, CitiFundsSM Large Cap Growth Portfolio, CitiFundsSM Small Cap Growth Portfolio, CitiSelect VIP Folio 200, CitiSelect VIP Folio 300, CitiSelect VIP Folio 400, CitiSelect VIP Folio 500, CitiFundsSM Small Cap Growth VIP Portfolio, CitiSelect Folio 200, CitiSelect Folio 300, CitiSelect

Folio 400, and CitiSelect Folio 500. CFBDS is also the placement agent for Large Cap Value Portfolio, Small Cap Value Portfolio, International Portfolio, Foreign Bond Portfolio, Intermediate Income Portfolio, Short-Term Portfolio, Growth & Income Portfolio, U.S. Fixed Income Portfolio, Large Cap Growth Portfolio, Small Cap Growth Portfolio, International Equity Portfolio, Balanced Portfolio, Government Income Portfolio, Tax Free Reserves Portfolio, Cash Reserves Portfolio and U.S. Treasury Reserves Portfolio. CFBDS also serves as the distributor for the following funds: The Travelers Fund U for Variable Annuities, The Travelers Fund VA for Variable Annuities, The Travelers Fund BD for Variable Annuities, The Travelers Fund BD II for Variable Annuities, The Travelers Fund BD III for Variable Annuities, The Travelers Fund BD IV for Variable Annuities, The Travelers Fund ABD for Variable Annuities, The Travelers Fund ABD II for Variable Annuities, The Travelers Separate Account PF for Variable Annuities, The Travelers Separate Account PF II for Variable Annuities, The Travelers Separate Account QP for Variable Annuities, The Travelers Separate Account TM for Variable Annuities, The Travelers Separate Account TM II for Variable Annuities, The Travelers Separate Account Five for Variable Annuities, The Travelers Separate Account Six for Variable Annuities, The Travelers Separate Account Seven for Variable Annuities, The Travelers Separate Account Eight for Variable Annuities, The Travelers Fund UL for Variable Annuities, The Travelers Fund UL II for Variable Annuities, The Travelers Variable Life Insurance Separate Account One, The Travelers Variable Life Insurance Separate Account Two, The Travelers Variable Life Insurance Separate Account Three, The Travelers Variable Life Insurance Separate Account Four, The Travelers Separate Account MGA, The Travelers Separate Account MGA II, The Travelers Growth and Income Stock Account for Variable Annuities, The Travelers Quality Bond Account for Variable Annuities, The Travelers Money Market Account for Variable Annuities, The Travelers Timed Growth and Income Stock Account for Variable Annuities, The Travelers Timed Short-Term Bond Account for Variable Annuities, The Travelers Timed Aggressive Stock Account for Variable Annuities, The Travelers Timed Bond Account for Variable Annuities, Emerging Growth Fund, Government Fund, Growth and Income Fund, International Equity Fund, Municipal Fund, Balanced Investments, Emerging Markets Equity Investments, Government Money Investments, High Yield Investments, Intermediate Fixed Income Investments, International Equity Investments, International Fixed Income Investments, Large Capitalization Growth Investments, Large Capitalization Value Equity Investments, Long-Term Bond Investments, Mortgage Backed Investments, Municipal Bond Investments, Small Capitalization Growth Investments, Small Capitalization Value Equity Investments, Appreciation Portfolio, Diversified Strategic Income Portfolio, Emerging Growth Portfolio, Equity Income Portfolio, Equity Index Portfolio, Growth & Income Portfolio, Intermediate High Grade Portfolio, International Equity Portfolio, Money Market Portfolio, Total Return Portfolio, Smith Barney Adjustable Rate Government Income Fund, Smith Barney Aggressive Growth Fund Inc., Smith Barney Appreciation Fund, Smith Barney Arizona Municipals Fund Inc., Smith Barney California Municipals Fund Inc., Balanced Portfolio, Conservative Portfolio, Growth Portfolio, High Growth Portfolio, Income Portfolio, Global Portfolio, Select Balanced Portfolio, Select Conservative Portfolio, Select Growth Portfolio, Select High Growth Portfolio, Select Income Portfolio, Concert Social Awareness Fund, Smith Barney Large Cap Blend Fund,

Smith Barney Fundamental Value Fund Inc., Large Cap Value Fund, Short-Term High Grade Bond Fund, U.S. Government Securities Fund, Smith Barney Balanced Fund, Smith Barney Convertible Fund, Smith Barney Diversified Strategic Income Fund, Smith Barney Exchange Reserve Fund, Smith Barney High Income Fund, Smith Barney Municipal High Income Fund, Smith Barney Premium Total Return Fund, Smith Barney Total Return Bond Fund, Cash Portfolio, Government Portfolio, Municipal Portfolio, Concert Peachtree Growth Fund, Smith Barney Contrarian Fund, Smith Barney Government Securities Fund, Smith Barney Hansberger Global Small Cap Value Fund, Smith Barney Hansberger Global Value Fund, Smith Barney Investment Grade Bond Fund, Smith Barney Special Equities Fund, Smith Barney Intermediate Maturity California Municipals Fund, Smith Barney Intermediate Maturity New York Municipals Fund, Smith Barney Large Capitalization Growth Fund, Smith Barney S&P 500 Index Fund, Smith Barney Mid Cap Blend Fund, Smith Barney Managed Governments Fund Inc., Smith Barney Managed Municipals Fund Inc., Smith Barney Massachusetts Municipals Fund, Cash Portfolio, Government Portfolio, Retirement Portfolio, California Money Market Portfolio, Florida Portfolio, Georgia Portfolio, Limited Term Portfolio, New York Money Market Portfolio, New York Portfolio, Pennsylvania Portfolio, Smith Barney Municipal Money Market Fund, Inc., Smith Barney Natural Resources Fund Inc., Smith Barney New Jersey Municipals Fund Inc., Smith Barney Oregon Municipals Fund, Zeros Plus Emerging Growth Series 2000, Smith Barney Security and Growth Fund, Smith Barney Small Cap Blend Fund, Inc., Smith Barney Telecommunications Income Fund, Income and Growth Portfolio, Reserve Account Portfolio, U.S. Government/High Quality Securities Portfolio, Emerging Markets Portfolio, European Portfolio, Global Government Bond Portfolio, International Balanced Portfolio, International Equity Portfolio, Pacific Portfolio, AIM Capital Appreciation Portfolio, Alliance Growth Portfolio, GT Global Strategic Income Portfolio, MFS Total Return Portfolio, Putnam Diversified Income Portfolio, Smith Barney High Income Portfolio, Smith Barney Large Cap Value Portfolio, Smith Barney International Equity Portfolio, Smith Barney Large Capitalization Growth Portfolio, Smith Barney Money Market Portfolio, Smith Barney Pacific Basin Portfolio, TBC Managed Income Portfolio, Van Kampen American Capital Enterprise Portfolio, Centurion Tax-Managed U.S. Equity Fund, Centurion Tax-Managed International Equity Fund, Centurion U.S. Protection Fund, Centurion International Protection Fund, Global High-Yield Bond Fund, International Equity Fund, Emerging Opportunities Fund, Core Equity Fund, Long-Term Bond Fund, Global Dimensions Fund L.P., Citicorp Private Equity L.P., AIM V.I. Capital Appreciation Fund, AIM V.I. Government Series Fund, AIM V.I. Growth Fund, AIM V.I. International Equity Fund, AIM V.I. Value Fund, Fidelity VIP Growth Portfolio, Fidelity VIP High Income Portfolio, Fidelity VIP Equity Income Portfolio, Fidelity VIP Overseas Portfolio, Fidelity VIP II Contrafund Portfolio, Fidelity VIP II Index 500 Portfolio, MFS World Government Series, MFS Money Market Series, MFS Bond Series, MFS Total Return Series, MFS Research Series, MFS Emerging Growth Series, Salomon Brothers Institutional Money Market Fund, Salomon Brothers Cash Management Fund, Salomon Brothers New York Municipal Money Market Fund, Salomon Brothers National Intermediate Municipal Fund, Salomon Brothers U.S. Government Income Fund, Salomon Brothers High Yield Bond Fund, Salomon Brothers Strategic Bond Fund, Salomon Brothers Total Return Fund, Salomon Brothers Asia Growth Fund, Salomon Brothers Capital Fund Inc, Salomon Brothers Investors Fund Inc, Salomon Brothers Opportunity Fund Inc, Salomon Brothers Institutional High Yield Bond Fund, Salomon Brothers Institutional Emerging Markets Debt Fund, Salomon Brothers Variable Investors Fund, Salomon Brothers Variable Capital Fund, Salomon Brothers Variable Total Return Fund, Salomon Brothers Variable High Yield Bond Fund, Salomon Brothers Variable Strategic Bond Fund, Salomon Brothers Variable U.S. Government Income Fund, and Salomon Brothers Variable Asia Growth Fund.

     (b) The information required by this Item 29 with respect to each director and officer of CFBDS is incorporated by reference to Schedule A of Form BD filed by CFBDS pursuant to the Securities and Exchange Act of 1934 (File No. 8-32417).

     (c) Not applicable.


Item 30.  Location of Accounts and Records.

     The accounts and records of the Registrant are located, in whole or in part, at the office of the Registrant and the following locations:

     NAME                                     ADDRESS

     CFBDS, Inc.                              21 Milk Street, 5th Floor
     (administrator and distributor)          Boston, MA 02109


     State Street Bank and Trust Company      1776 Heritage Drive
     (custodian and transfer agent)           North Quincy, MA 02171


     Citibank, N.A.                           153 East 53rd Street
     (investment manager)                     New York, NY 10043


     SHAREHOLDER SERVICING AGENTS

     Citibank, N.A.                           450 West 33rd Street
                                              New York, NY 10001


     Citibank, N.A. -- Citigold               Citicorp Mortgage Inc. - Citigold
                                              15851 Clayton Road
                                              Ballwin, MO 63011


     Citibank, N.A. -- The Citibank           153 East 53rd Street
     Private Bank                             New York, NY 10043


     Citibank, N.A. -- Citibank Global        153 East 53rd Street
     Asset Management                         New York, NY 10043

     Citibank, N.A. -- North American         111 Wall Street
     Investor Services                        New York, NY 10094


     Citicorp Investment Services             One Court Square
                                              Long Island City, NY 11120


Item 31.  Management Services.

     Not applicable.


Item 32.  Undertakings.

     (a)  Not applicable.

     (b)  Not applicable.

     (c) The Registrant hereby undertakes, if requested to do so by the record holders of not less than 10% of the Registrant's outstanding shares, to call a meeting of shareholders for the purpose of voting upon the question of removal of a trustee or trustees, and to assist in communications with other shareholders as required by Section 16(c) of the Investment Company Act of 1940. The Registrant further undertakes to furnish to each person to whom a prospectus of CitiFunds International Growth Portfolio or CitiFunds International Growth & Income Portfolio is delivered with a copy of the respective Fund's latest Annual Report to Shareholders, upon request without charge.

                                  SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all requirements for effectiveness of this Post-Effective Amendment to this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston and Commonwealth of Massachusetts on the 14th day of December, 1998.

                              CITIFUNDS INTERNATIONAL TRUST

                              By:   Philip W. Coolidge
                                    ------------------------------
                                    Philip W. Coolidge
                                    President

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to this Registration Statement has been signed below by the following persons in the capacities indicated below on December 14, 1998.

      Signature                                     Title


Philip W. Coolidge        President, Principal Executive Officer and Trustee
--------------------
Philip W. Coolidge


John R. Elder             Principal Financial Officer and Principal
--------------------      Accounting Officer
John R. Elder


Riley C. Gilley*          Trustee
--------------------
Riley C. Gilley


Diana R. Harrington*      Trustee
--------------------
Diana R. Harrington


Susan B. Kerley*          Trustee
--------------------
Susan B. Kerley


C. Oscar Morong, Jr.*     Trustee
--------------------
C. Oscar Morong, Jr.


E. Kirby Warren*          Trustee
--------------------
E. Kirby Warren


William S. Woods, Jr.*   Trustee
--------------------
William S. Woods, Jr.


*By:  Philip W. Coolidge
      --------------------
      Philip W. Coolidge
      Executed by Philip W. Coolidge on behalf of those
      indicated pursuant to Powers of Attorney.

                                  SIGNATURES

     The Premium Portfolios has duly caused this Post-Effective Amendment to the Registration Statement on Form N-1A of CitiFunds International Trust to be signed on its behalf by the undersigned, thereunto duly authorized, in Grand Cayman, Cayman Islands, on the 14th day of December, 1998.

                                 THE PREMIUM PORTFOLIOS
                                 on behalf of International Equity Portfolio

                                 By:  Tamie Ebanks-Cunningham
                                      ------------------------------
                                      Tamie Ebanks-Cunningham,
                                      Assistant Secretary of
                                      The Premium Portfolios

     This Post-Effective Amendment to the Registration Statement on Form N-1A of CitiFunds International Trust has been signed by the following persons in the capacities indicated on December 14, 1998.

         Signature                                      Title

Philip W. Coolidge*      President, Principal Executive Officer and Trustee
---------------------
Philip W. Coolidge


John R. Elder*           Principal Financial Officer and Principal
---------------------    Accounting Officer
John R. Elder


Elliott J. Berv*         Trustee
---------------------
Elliott J. Berv


Mark T. Finn*            Trustee
---------------------
Mark T. Finn


C. Oscar Morong, Jr.*    Trustee
---------------------
C. Oscar Morong, Jr.


Walter E. Robb, III*     Trustee
---------------------
Walter E. Robb, III


E. Kirby Warren*         Trustee
---------------------
E. Kirby Warren


*By:  Tamie Ebanks-Cunningham
      ------------------------
      Tamie Ebanks-Cunningham
      Executed by Tamie Ebanks-Cunningham
      on behalf of those indicated as attorney in
      fact.

                                  SIGNATURES

     Asset Allocation Portfolios has duly caused this Post-Effective Amendment to the Registration Statement on Form N-1A of CitiFunds International Trust to be signed on its behalf by the undersigned, thereunto duly authorized, in Grand Cayman, Cayman Islands, on the 14th day of December, 1998.

                               ASSET ALLOCATION PORTFOLIOS
                               on behalf of International Portfolio

                               By:  Tamie Ebanks-Cunningham
                                    -------------------------------
                                    Tamie Ebanks-Cunningham,
                                    Assistant Secretary of
                                    Asset Allocation Portfolios

     This Post-Effective Amendment to the Registration Statement on Form N-1A of CitiFunds International Trust has been signed by the following persons in the capacities indicated on December 14, 1998.

      Signature                                      Title


Philip W. Coolidge*         President, Principal Executive Officer and Trustee
------------------------
Philip W. Coolidge


John R. Elder*              Principal Financial Officer and Principal
------------------------    Accounting Officer
John R. Elder


Elliott J. Berv*            Trustee
------------------------
Elliott J. Berv


Mark T. Finn*               Trustee
------------------------
Mark T. Finn


C. Oscar Morong, Jr.*      Trustee
------------------------
C. Oscar Morong, Jr.


Walter E. Robb, III*       Trustee
------------------------
Walter E. Robb, III


E. Kirby Warren*           Trustee
------------------------
E. Kirby Warren


*By:  Tamie Ebanks-Cunningham
      ------------------------
      Tamie Ebanks-Cunningham
      Executed by Tamie Ebanks-Cunningham
      on behalf of those indicated as attorney in
      fact.

                                 EXHIBIT INDEX

  Exhibit
  No.:          Description:

  6(a)          Form of Amended and Restated Distribution Agreement between the
                Registrant and CFBDS, Inc. ("CFBDS"), as distributor with
                respect to Class A shares of CitiFunds International Growth
                Portfolio
  6(b)          Form of Amended and Restated Distribution Agreement between the
                Registrant and CFBDS, as distributor with respect to Class A shares of CitiFunds International Growth & Income Portfolio
  6(c)          Form of Distribution Agreement between the Registrant and
                CFBDS, as distributor with respect to Class B shares of
                CitiFunds International Growth Portfolio
  6(d)          Form of Distribution Agreement between the Registrant and
                CFBDS, as distributor with respect to Class B shares of
                CitiFunds International Growth & Income Portfolio
  9(b)          Form of Amendment to the Amended and Restated Administrative
                Services Plan of the Registrant with respect to CitiFunds
                International Growth Portfolio
  10            Opinion and consent of counsel
  11            Independent Accountants' consent
  15(a)         Form of Amended and Restated Distribution Plan of the Registrant
                for Class A Shares of CitiFunds International Growth Portfolio
  15(b)         Form of Amended and Restated Service Plan of the Registrant for
                Class A Shares of CitiFunds International Growth & Income
                Portfolio
  15(c)         Form of Distribution Plan of the Registrant for Class B Shares
                of CitiFunds International Growth Portfolio
  15(d)         Form of Service Plan of the Registrant for Class B Shares of
                CitiFunds International Growth & Income Portfolio
  18            Form of Multiple Class Plan of the Registrant
  25(b)         Powers of Attorney for The Premium Portfolios
  25(c)         Powers of Attorney for Asset Allocation Portfolios